Notes Payable - Related Parties	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Related Party Transactions [Abstract]
Notes Payable - Related Parties

8.	Notes Payable - Related Parties

On March 29, 2012, the Company issued an unsecured promissory note payable to Ramon Shealy, a then-director of the Company, who subsequently resigned from the Company’s board of directors on December 17, 2012, for personal reasons, in the amount of $238,000, bearing interest at a rate of 10% for the term of the note. All principal and interest was due and payable on September 27, 2012, but was later extended to November 24, 2012. On April 16, 2012, the Company issued another promissory note payable to Mr. Shealy, in the amount of $12,000, bearing interest at a rate of 10% per quarter. All principal and interest was due on July 15, 2012, but was later extended to November 24, 2012. On November 24, 2012, the two notes were cancelled and replaced with a $250,000 promissory note, under the same terms, with a maturity date of January 1, 2014. On December 24, 2013, the maturity date of the $250,000 promissory note was extended to January 1, 2015. On March 13, 2013, the Company paid $100,000 of the principal amount of the $250,000 promissory note to Mr. Shealy. On December 31, 2014, the Company and Ramon Shealy agreed to extended payment terms for the remaining total principal and interest in the amount of $193,453, payable in sixty (60) monthly installments beginning January 31, 2015, with a maturity date of January 1, 2020. As of September 30, 2017 and December 31, 2016, this Note had a principal balance of $102,294 and $127,408, respectively.

On November 30, 2016, the Company issued convertible promissory notes in a maximum aggregate principal amount of $225,000 to Robert and Michael Taglich (each holding more than 5% beneficial interest in the Company’s Shares) and Robert Schroeder (Director) (“Bridge Notes”). The notes had a maturity date of December 1, 2017, bearing interest at an annual rate of interest of 8% until maturity. Each note holder had a right, in their sole discretion, to convert the notes into securities to be issued by the Company in a private placement of equity, equity equivalent, convertible debt or debt financing. Interest expense recognized for the twelve months ended December 31, 2016 was $1,125. On December 30, 2016, the Bridge Notes were converted by the note holders into the Related Notes due December 31, 2018, described below.

On December 30, 2016, the Company issued convertible promissory notes in an aggregate amount of $375,000 (the “Related Notes due December 31, 2018”) to accredited investors, including Robert and Michael Taglich (each holding more than 5% beneficial interest in the Company’s Shares) and Robert Schroeder (Director), in exchange for the conversion of $225,000 principal from the Bridge Notes and $150,000 cash. The notes bear interest at an annual rate of interest of 12% until maturity, with partial interest of 6% payable quarterly, and mature on December 31, 2018. The note investors have a right, in their sole discretion, to convert the notes into Shares at a conversion rate of $0.65 per Share. If the notes have not been fully repaid by the Company by the maturity date or converted into Shares at the election of the note investors prior to the maturity date, then such notes will accrue interest at the annual rate of 14% from the maturity date until the date the notes are repaid in full. Any interest not paid quarterly will also accrue interest at the annual rate of 8% instead of 6%. The Company used the proceeds of the notes for working capital, general corporate purposes, and debt repayment. The Company recognized a beneficial conversion feature in the amount of $144,231. Interest expense recognized on the amortization of the beneficial conversion feature was $18,029 and $54,087, respectively, for the three and nine months ended September 30, 2017.

On September 21, 2017, the Company issued convertible promissory notes in a maximum aggregate principal amount of $154,640 (the “Bridge Notes due September 21, 2018”) to Robert and Michael Taglich (each holding more than 5% beneficial interest in the Company’s Shares). The notes included an original issue discount of $4,640. Interest expense recognized on the amortization of the original discount was $116, for the three and nine months ended September 30, 2017. The notes bear interest at an annual rate of interest of 8% beginning March 21, 2018, until maturity, and mature on September 21, 2018. The effective interest rate is 7% for the term of the notes. Any interest not paid at maturity will also accrue interest at the annual rate of 12% instead of 8%. The note investors have a right, in their sole discretion, to convert the notes into securities to be issued by the Company in a private placement of equity, equity equivalent, convertible debt or debt financing. There was no interest expense recognized for the nine months ended September 30, 2017. In conjunction with the issue of the Bridge Notes due September 21, 2017, 150,000 warrants were issued. The warrants have an exercise price equal to $0.30 per Share and contain a cashless exercise provision. All warrants are immediately exercisable and are exercisable for five years from issuance. The Company recognized debt issuance costs, recorded as a debt discount, on the issue of the warrants in the amount of $38,836. Interest expense recognized on the amortization of the debt discount was $1,064, for the three and nine months ended September 30, 2017.

The table below reflects Notes payable due to related parties at September 30, 2017 and December 31, 2016, respectively:

	September 30, 2017	December 31, 2016
The $250,000 Shealy Note	102,294	127,408
Related Notes due September 21, 2018	150,116	-
Related Notes due December 31, 2018	284,856	230,769
Total notes payable - related party	$537,266	$358,177
Unamortized debt issuance costs	(50,536)	(20,423)
Less current portion	(157,322)	(38,307)
Long-term portion of notes payable-related party	$329,408	$299,447

Future minimum principal payments of these notes payable as described in this Note 8 are as follows:

For the Twelve Months Ending
September 30,	Amount
2018	$195,094
2019	330,079
2020	12,093
TOTAL	$537,266

As of September 30, 2017 and December 31, 2016, accrued interest for these notes payable – related parties amounted to $25,931 and $1,125 , respectively.

For the three and nine months ended September 30, 2017, and 2016, interest expense in connection with notes payable – related parties, including the embedded conversion feature, was $36,319 and $105,757, and $3,556 and $11,288, respectively.

8.	Notes Payable - Related Parties

On March 2, 2009, Intellinetics Ohio issued an unsecured promissory note payable to Jackie Chretien, mother of Matthew A. Chretien, a founder of the Company, in the amount of $80,000 due January 1, 2016, as amended, and bearing interest at 5% per annum, with the principal and interest to be paid at maturity. On January 1, 2016, Intellinetics Ohio paid in full the note payable of $15,000 and accrued interest of $4,403.

On December 29, 2001, Intellinetics Ohio issued an unsecured promissory note payable to A. Michael Chretien, a founder of the Company, in the amount of $55,167, with any unpaid principal and interest due on January 1, 2016, as amended. On January 1, 2016, Intellinetics Ohio paid in full the principal balance of $40,415 plus accrued interest of $7,053.

On March 29, 2012, the Company issued an unsecured promissory note payable to Ramon Shealy, a then-director of the Company, who subsequently resigned from the Company’s board of directors (“Board of Directors”) on December 17, 2012, for personal reasons, in the amount of $238,000, bearing interest at a rate of 10% for the term of the note. All principal and interest was due and payable on September 27, 2012, but was later extended to November 24, 2012. On April 16, 2012, the Company issued another promissory note payable to Mr. Shealy, in the amount of $12,000, bearing interest at a rate of 10% per quarter. All principal and interest was due on July 15, 2012, but was later extended to November 24, 2012. On November 24, 2012, the two notes were cancelled and replaced with a $250,000 promissory note, under the same terms, with a maturity date of January 1, 2014. On December 24, 2013, the maturity date of the $250,000 promissory note was extended to January 1, 2015. On March 13, 2013, the Company paid $100,000 of the principal amount of the $250,000 promissory note to Mr. Shealy. On December 31, 2014, the Company and Ramon Shealy agreed to extended payment terms for the remaining total principal and interest in the amount of $193,453, payable in sixty (60) monthly installments beginning January 31, 2015, with a maturity date of January 1, 2020. As of December 31, 2016 and, 2015, this Note had a principal balance of $127,408 and $164,799, respectively. As of December 31, 2015 this Note had $1,396 of accrued interest.

On November 30, 2016, the Company issued convertible promissory notes in a maximum aggregate principal amount of $225,000 to Robert and Michael Taglich (each holding more than 5% beneficial interest in the Company’s Shares) and Robert Schroeder (Director) (“Bridge Notes”). The notes had a maturity date of December 1, 2017, bearing interest at an annual rate of interest of 8% until maturity. Each note holder had a right, in their sole discretion, to convert the notes into securities to be issued by the Company in a private placement of equity, equity equivalent, convertible debt or debt financing. Interest expense recognized for the twelve months ended December 31, 2016 was $1,125. On December 30, 2016, the Bridge Notes were converted by the note holders into the Related Notes due December 31, 2018, described below.

On December 30, 2016, the Company issued convertible promissory notes in an aggregate amount of $375,000 (the “Related Notes due December 31, 2018”) to accredited investors, including Robert and Michael Taglich (each holding more than 5% beneficial interest in the Company’s Shares) and Robert Schroeder (Director), in exchange for the conversion of $225,000 principal from the Bridge Notes and $150,000 cash. The notes bear interest at an annual rate of interest of 12 percent until maturity, with partial interest of 6% payable quarterly, and mature on December 31, 2018. The note investors have a right, in their sole discretion, to convert the notes into Shares at a conversion rate of $0.65 per Share. If the notes have not been fully repaid by the Company by the maturity date or converted into Shares at the election of the note investors prior to the maturity date, then such notes will accrue interest at the annual rate of 14% from the maturity date until the date the notes are repaid in full. Any interest not paid quarterly will also accrue interest at the annual rate of 8% instead of 6%. The Company used the proceeds of the notes for working capital, general corporate purposes, and debt repayment. The Company recognized a beneficial conversion feature in the amount of $144,231. Interest expense recognized on the amortization of the beneficial conversion feature was $0 for the twelve months ended December 31, 2016.

The table below reflects Notes payable due to related parties at December 31, 2016 and 2015, respectively

	December 31, 2016	December 31, 2015
The $80,000 Jackie Chretien Note	$-	$15,000
The $55,167 A. Michael Chretien Note	-	40,415
The $250,000 Shealy Note	127,408	164,799
Related Notes due December 31, 2018	230,769	-
Total notes payable - related party	$358,177	$220,214
Unamortized debt issuance costs	(20,423)	-
Less current portion	(38,307)	(92,805)
Long-term portion of notes payable-related party	$299,447	$127,409

Future minimum principal payments of these notes payable as described in this Note 8 are as follows:

For the Twelve Months Ending December 31,	Amount
2017	$38,307
2018	319,870
TOTAL	$358,177

As of December 31, 2016 and December 31, 2015, accrued interest for these notes payable – related parties amounted to $1,125 and $12,852, respectively.

For the twelve months ended December 31, 2016, and 2015, interest expense in connection with notes payable – related parties was $15,772 and $1,936,244 respectively. The $1,936,244 in 2015 interest expense includes $1,647,610 of interest expense in relation to warrants issued in the conversion of these notes payable.